Equity (Details) - USD ($) shares in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity (Details) [Line Items]
Ordinary shares price per share description			The Company’s issued share capital is composed of ordinary shares NIS 0.01 par value per share.
Common Stock, Shares, Issued (in Shares)			65,677	56,617
Ordinary shares, outstanding (in Shares)			65,677	56,617
Company over the requisite service period description			Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period.
Weighted-average remaining contractual life			4 years 9 months 18 days
Total intrinsic value of options exercised			$ 5,190	$ 40	$ 1,000
Unvested number of shares (in Shares)			400
Unrecognized compensation cost			$ 2,700
Weighted average period over which unrecognized compensation cost will be recognized			3 years
Net underwriting discount		$ 218,900
Offering expenses		11,100
Public offering		$ 7,931,034	$ 218,850
Subsequent Event [Member]
Equity (Details) [Line Items]
Equity incentive plan, number of additional shares authorized (in Shares)	500
Restricted Stock [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost			$ 54,500
Weighted average period over which unrecognized compensation cost will be recognized			2 years 1 month 6 days
Value of equity classified RSUs vested			$ 19,000
2012 Plan [Member]
Equity (Details) [Line Items]
Equity incentive plan, number of additional shares authorized (in Shares)			1,800
Expected option term			10 years
Equity incentive plan, shares authorized (in Shares)			1,500